CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	128,456,466	127,197,130
Ordinary shares, shares outstanding	126,733,266	125,473,930
Treasury stock at cost, shares	1,723,200	1,723,200